Cash and cash equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Fair value of cash and cash equivalents	$ 46	$ 2,756
Undrawn borrowing facilities	12,800	3,000
Pledged cash	1,350	210
Fair value of restricted cash and cash equivalents	$ 1,350	$ 210